Derivative Warrant Liability (Details) - USD ($)			1 Months Ended	12 Months Ended
	May 14, 2020	Dec. 20, 2019	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2022
Derivative Warrant Liability [Abstract]
Outstanding warrants (in Shares)		21,229,000
Exercise price (in Dollars per share)		$ 11.5
Warrants expire years		5 years
Derivative warrant liability		$ 16,983,200	$ 15,709,460	$ 314,188	$ 4,245,780
Derivative warrant liability per warrant (in Dollars per share)		$ 0.8	$ 0.74
Fair value gain			$ 1,273,740
Exercised warrants (in Shares)	100
Gain on revaluation				$ 3,931,592	$ 7,430,035